Stockholders’ Equity (Details) - Schedule of black-scholes option-pricing model to value the warrants issued	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Black Scholes Option Pricing Model To Value The Warrants Issued Abstract
Risk-free interest rate	3.96%	1.09%
Expected life of the options	5 years	5 years
Expected volatility	100.00%	100.00%
Expected dividend yield		0.00%